Deferred Charges	12 Months Ended
Dec. 31, 2013
Deferred Charges [Abstract]
Deferred Charges
12.      Deferred Charges:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Drydocking	Financing Costs	Total
Balance, December 31, 2011	$ 18,257	$ 1,345	$ 19,602
- Additions	6,293	390	6,683
- Disposals	(1,113)	-	(1,113)
- Amortization for the year	(7,573)	(1,037)	(8,610)
Balance, December 31, 2012	15,864	698	16,562
- Additions	8,929	10,627	19,556
- Disposals	(722)	-	(722)
- Amortization for the year	(7,078)	(840)	(7,918)
Balance, December 31, 2013	$ 16,993	$ 10,485	$ 27,478

The amortization for drydocking costs is included in cost of revenue and in selling and distribution cost in the accompanying consolidated statements of income, according to their function. The amortization of financing costs is included in interest and finance costs in the accompanying consolidated statements of income.